Summary of Significant Accounting Policies- Summary of Changes in Fair Value of Restricted Sponsor Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of warrant liability	$ 67,873	$ 0	$ 0
Restricted Sponsor And Price Adjustment Shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Earn out shares assumed from the Business Combination	180,022
Change in fair value of warrant liability	(55,906)
Balance, December 31, 2021	124,116
Restricted sponsor shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Earn out shares assumed from the Business Combination	62,347
Change in fair value of warrant liability	(17,635)
Balance, December 31, 2021	44,712
Price adjustment shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Earn out shares assumed from the Business Combination	117,675
Change in fair value of warrant liability	(38,271)
Balance, December 31, 2021	$ 79,404